Land Use Rights, Net (Details) - Schedule of land use rights - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of land use rights [Abstract]
Cost of land use rights	$ 16,007	$ 15,002
Less: accumulated amortization	(2,006)	(1,580)
Land use rights, net	$ 14,001	$ 13,422